Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flows Related to Operating Activities
Receipts from customers	$ 1,912,689	$ 696,603	$ 192,185
Payments to suppliers and employees	(7,842,052)	(4,629,139)	(4,865,633)
Australian R&D tax incentive refund	251,986	306,154	358,280
Grants received from government and non-government sources	3,082,182	478,589	236,421
Net Cash Flows Used In Operating Activities	(2,595,195)	(3,147,793)	(4,078,747)
Cash Flows Related to Investing Activities
Payments for purchases of plant and equipment	(7,739)	(10,048)	(6,630)
Payments for acquisition of associate	(2,729,863)
Interest received	116,323	21,785	9,204
Net Cash Flows (Used In)/From Investing Activities	(2,621,279)	11,737	2,574
Cash Flows Related to Financing Activities
Proceeds from issues of securities			29,281,421
Capital raising costs			(2,746,871)
Proceeds from borrowings			212,794
Repayment of borrowings			(212,794)
Principal elements of lease payments	(35,015)	(36,264)	(40,607)
Interest and other costs of finance paid	(9,652)	(6,184)	(13,761)
Net Cash Flows (Used In)/From Financing Activities	(44,667)	(42,448)	26,480,182
Net (decrease)/increase in cash and cash equivalents	(5,261,141)	(3,178,504)	22,404,009
Cash and cash equivalents at the beginning of the year	22,110,278	25,047,281	3,250,468
Effects of exchange rate changes on cash and cash equivalents	310,627	241,501	(607,196)
Cash and Cash Equivalents at the End of the Year	$ 17,159,764	$ 22,110,278	$ 25,047,281